Loans and advances to customers (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers
Companies		R$ 305,691,791	R$ 293,491,411
- Financing and On-lending		111,607,610	111,905,705
- Financing and export		37,587,540	46,635,544
- Housing loans		20,625,289	14,135,803
- Onlending BNDES/Finame		16,379,953	16,079,517
- Vehicle loans		23,242,661	18,927,295
- Import		10,391,807	13,055,441
- Leases		3,380,360	3,072,105
- Borrowings		179,349,940	169,606,160
- Working capital		98,963,672	101,989,937
- Rural loans		7,619,561	5,502,190
- Other		72,766,707	62,114,033
- Limit operations	[1]	14,734,241	11,979,546
- Credit card		7,576,681	5,723,165
- Overdraft for corporates/Individuals		7,157,560	6,256,381
Individuals		357,611,537	320,342,196
- Financing and On-lending		125,994,550	119,730,088
- Housing loans		84,617,176	81,712,089
- Vehicle loans		34,012,500	30,884,597
- Onlending BNDES/Finame		7,213,697	6,961,700
- Other		151,177	171,702
- Borrowings		156,052,453	142,243,997
- Payroll-deductible loans		89,761,029	84,535,206
- Personal credit		35,097,910	31,052,154
- Rural loans		12,367,701	10,348,497
- Other		18,825,813	16,308,140
- Limit operations	[1]	75,564,534	58,368,111
- Credit card		69,954,999	53,771,164
- Overdraft for corporates/Individuals		5,609,535	4,596,947
Total portfolio		663,303,328	613,833,607
Expected credit loss		(54,898,695)	(40,800,985)
Total of net loans and advances to customers		R$ 608,404,633	R$ 573,032,622

[1]	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.